UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: May 31, 2019

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on August 1, 2019 to amend Item 4: “Principal Accountant Fees and Services.” The purpose of the amendment is to revise the 2019 amounts pertaining to “All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates.” Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the N-CSR filing in any way.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

	Audit Fees		Audit-Related Fees	Tax Fees
Arizona Portfolio	2018	$28,895	$18	$18,763
	2019	$28,895	$—	$18,763
Massachusetts Portfolio	2018	$30,781	$38	$18,763
	2019	$30,781	$—	$18,763
Minnesota Portfolio	2018	$30,781	$11	$18,763
	2019	$30,781	$—	$18,763
New Jersey Portfolio	2018	$30,781	$16	$18,763
	2019	$30,781	$—	$18,763
Ohio Portfolio	2018	$30,781	$13	$18,763
	2019	$30,781	$—	$18,763
Pennsylvania Portfolio	2018	$28,895	$19	$18,763
	2019	$28,895	$—	$18,763
Virginia Portfolio	2018	$30,781	$33	$18,763
	2019	$30,781	$—	$18,763

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a)–(c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

	All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates		Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2018	$845,471	$18,781
			$(18)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)
Massachusetts Portfolio	2018	$845,491	$18,801
			$(38)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)
Minnesota Portfolio	2018	$845,464	$18,774
			$(11)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)
New Jersey Portfolio	2018	$845,469	$18,779
			$(16)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)
Ohio Portfolio	2018	$845,466	$18,776
			$(13)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)
Pennsylvania Portfolio	2018	$845,472	$18,782
			$(19)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)
Virginia Portfolio	2018	$845,486	$18,796
			$(33)
			$(18,763)
	2019	$634,166	$18,763
			$—
			$(18,763)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 13, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 13, 2019